Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets consist of the following:

	As of
	December 31, 2021	December 31, 2022
Cost:
Acquired user data	127,133	127,133
Acquired right to operate an online audio/video content platform including deferred tax liabilities impact	96,130	96,130
Computer software	12,290	12,290
Developed technology	9,000	9,000

Total cost	244,553	244,553
Less: Accumulated amortization	(79,283)	(181,904)

Intangible assets, net	165,270	62,649

Summary of Amortization Expense
Amortization expense for intangible assets for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Year ended December 31,
	2020	2021	2022
Cost of revenues	9,613	9,613	9,613
Research and development expenses	—	825	900
Sales and marketing expenses	—	38,846	88,287
General and administrative expenses	3,413	4,815	3,821

Total	13,026	54,099	102,621

Summary of Future intangible asset amortization
Future intangible asset amortization as of December 31, 2022 is as follows:

Year ended December 31,	Amortization Expense
2023	12,305
2024	11,437
2025	11,437
2026	9,787
2027	9,637
Thereafter	8,046

Total	62,649